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March 6, 2006



Securities and Exchange Commission
100 F. Street NE
Washington, DC  20549


Re:   Chase Mortgage Finance Corporation,
      Registration Statement on Form S-3


Ladies and Gentlemen:


On behalf of Chase Mortgage Finance Corporation ("CMFC"), we hereby submit for filing under the Securities Act of 1933, as amended, via EDGAR, Amendment No. 2 to CMFC's Registration Statement on Form S-3.

This filing is in response to comments received from the Securities and Exchange Commission February 28, 2006 and attached hereto as Exhibit A (the "Comment Letter"). Please find our responses listed below. The response numbers correspond to the numbers of the comments in the Comment Letter.

General

1. We hereby confirm that we will file unqualified legal and tax opinions at the time of each takedown.

PROSPECTUS SUPPLEMENT

Conveyance of Subsequent Mortgage Loans and the Pre-Funding Account, page S-21

2. We hereby confirm that the amount of proceeds for the prefunding account will not be greater than 50% of the offering proceeds and that the duration of the prefunding period will not extend beyond one year from the date of issuance. Additionally, we have added language indicating this to page 16 of the base prospectus.

BASE PROSPECTUS

Cover Page

3. We have eliminated the stray left-over references to private label mortgage backed securities.

4. We have deleted the fourth bullet point in that list, which references "...other assets described in this prospectus...". All assets are specifically identified on the cover page.

The Trust Fund, page 12

5. We have revised the bullet point list on page 13 to reflect all forms of assets that may be included in the trust fund and have deleted the last bullet point that contains "catch-all language". We have also revised the numerical list in the Mortgage Pools section to delete the fourth item and we hereby confirm that the bullet point list specifically identifies each type of mortgage loan that may potentially be included in the mortgage pool.


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Credit Enhancement and Cash Flow Agreements, page 22

6. We have deleted the language "or another method of credit enhancement described in the related Prospectus Supplement" from the first paragraph of this section, and the language "other swaps and derivative instruments or other agreements consistent with the foregoing" from page 29. All forms of credit enhancements and cash flow agreements reasonably contemplated to be included in an actual takedown are disclosed.

Signatures. page II-4

7. We have revised the signature page to indicate that the signatures of the principal financial officer and controller and the principal executive officer are included.


If there are any questions with respect to the enclosed materials, please do not hesitate to call me at (215) 994-2777.



Sincerely,


Steven J. Molitor


Enclosure
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                                    EXHIBIT A

                                  UNITED STATES
  DIVISION OF          SECURITIES AND EXCHANGE COMMISSION
CORPORATE FINANCE            WASHINGTON, D.C. 20549


Mail Stop 3561

                                                               February 28, 2006

Jerome A. Cipponeri
Chase Mortgage Finance Corporation
194 Wood Avenue South
Iselin, New Jersey 08830

         RE:      CHASE MORTGAGE FINANCE CORPORATION
                  AMENDMENT NO. 1 TO REGISTRATION STATEMENT ON FORM S-3 FILED FEBRUARY 14, 2006
                  FILE NO. 333-130223

Dear Mr. Cipponeri:

                  We have reviewed your responses to the comments in our letter dated January 5, 2006 and have the following additional comments.

General

1. Please confirm that you will file unqualified legal and tax opinions at the time of each takedown.

PROSPECTUS SUPPLEMENT

Conveyance of Subsequent Mortgage Loans and the Pre-Funding Account, page S-21

2. We note your response to comment 16 of our letter dated January 5, 2006. Please confirm that the amount of proceeds for the prefunding account will not be greater than 50% of the offering proceeds and that the duration of the prefunding period will not extend beyond one year from the date of issuance. Refer to Item 1101(c)(3)(ii).

BASE PROSPECTUS

Cover Page

3. We note your response to prior comment 22 that you have eliminated the concept of private label mortgage backed securities, but that type of asset still appears in the third bullet point in the list regarding types of assets on the cover page, and in the Trust Fund section on page 13. Please clarify.

4. Please also delete the fourth bullet point in that list, which references "...other assets described in this prospectus..." since all assets should be specifically identified on the cover page. Refer to Item 1102(c) of Regulation AB.

The Trust Fund, page 12

5. We reissue prior comment 19 in part. Please revise the bullet point list on page 13 to reflect all forms of assets that may be included in the trust fund, deleting the last bullet point that contains catch-all language. Also revise the numerical list in the Mortgage Pools section to delete the fourth item "(o]ther types of Mortgage Loans as more fully described..." and confirm for us that the bullet point list specifically identifies each type of mortgage loan that may potentially be included in the mortgage pool.

Credit Enhancement and Cash Flow Agreements, page 22

6. We reissue comment 24 of our letter dated January 5, 2006. Please revise to delete the language "or another method of credit enhancement described in the related Prospectus Supplement" from the first paragraph of this section, and the language "other swaps and derivative instruments or other agreements consistent with the foregoing" from page 29. We view these as catch-alls_ Instead, disclose all forms of credit enhancements and cash flow agreements reasonably contemplated to be included in an actual takedown.

Signatures. page II-4

7. Please revise to include the signature of the controller or principal accounting officer, and identify the principal executive officer. Refer to General Instruction V.B. of Form S-3.

                                    * * * * *

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                  As appropriate, please amend your registration statement in response to these comments. You may wish to provide us with marked copies of the amendment to expedite our review. Please furnish a cover letter with your amendment that keys your responses to our comments and provides any requested information. Detailed cover letters greatly facilitate our review. Please understand that we may have additional comments after reviewing your amendment and responses to our comments.

                  We direct your attention to Rules 460 and 461 regarding requesting acceleration of a registration statement. Please allow adequate time after the filing of any amendment for further review before submitting a request for acceleration. Please provide this request at least two business days in advance of the requested effective date.

                  You may contact John Stickel at (202) 551-3324 or me at
(202) 551-3814 if you have any questions.

                                   Regards,


                                   Sara Dunton



cc:      Via Facsimile (215) 994-2222
         Steven J. Molitor
         Dechcrt LLP
         30 Rockefeller Plaza
         New York, NY 10112